Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Accretable Yield, Additions	$ 954
Accretable Yield, Accretion	(837)
Accretable Yield, Net reclassifications to accretable from non-accretable	1,714
Accretable Yield, Disposals	(8)
Accretable Yield, Balance at the end of the period	1,823
Carrying Amount of Loans, Additions	6,640
Carrying Amount of Loans, Accretion	837
Carrying Amount of Loans, Paymens received, net	(356)
Carrying Amount of Loans, Disposals	(103)
Carrying Amount of Loans, Balance at the beginning of the period	$ 7,018